Summary Information Relating to Impaired Loans (Detail) - Gross Loans ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average impaired loans, net of allowance	₨ 18,295.2	$ 276.2	₨ 11,826.6	₨ 6,851.3
Interest income recognized on impaired loans	₨ 2,848.5	$ 43.0	₨ 1,898.0	₨ 1,664.7